Fair Value Accounting - EBP, Investment, Fair Value and NAV (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 427,656	$ 319,883
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	101,808	74,253
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	2,653	2,138
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	104,461	76,391
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	101,808	74,253
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	2,653	2,138
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	104,461	76,391
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	101,808	74,253
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	2,653	2,138
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 323,195	$ 243,492